TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade Receivables Net
Open accounts (1)	[1]	$ 5,945	$ 7,588
Less-allowance for credit losses		(1,101)	(1,256)
Trade receivables, net		$ 4,844	$ 6,332

[1]	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.